Foreign Exchange Gain (Loss) (Tables)	12 Months Ended
Sep. 30, 2023
Foreign exchange gain (loss) [abstract]
Summary of Foreign Exchange Gain (Loss)

	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020 through April 30, 2021
Realized FX gain	20,282	32,849	43,316	4,045
Unrealized FX gain	15,476	26,101	10,942	2,854
Realized FX loss	(35,927)	(14,858)	(31,642)	(7,185)
Unrealized FX loss	(35,886)	1,424	(2,031)	(1,236)
Foreign Exchange gain (loss)	(36,056)	45,516	20,585	(1,523)

Schedule of Foreign Exchange Rates

	Euro exchange rates
	FX-rate at the beginning of the period	FX-rate at the end of the period	Change of FX-rate during the period in [%]
Year ended September 30, 2023	0.97	1.06	9%
Year ended September 30, 2022	1.16	0.97	-16%
Period from May 1, 2021 through September 30, 2021	1.21	1.16	-4%
Period from October 1, 2020 through April 30, 2021	1.17	1.21	3%